PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION
(1)	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities and organization

LDK Solar Co., Ltd. (the “Company” or “LDK”) is incorporated in the Cayman Islands and was established on May 1, 2006. LDK and its subsidiaries (collectively, the “Group”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and development of power plant projects in the People’s Republic of China (“PRC”) and overseas market.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and the Company’s ability to pursue financing arrangements to support its working capital requirements.

As of December 31, 2011, the Group had a working capital deficit (total consolidated current liabilities exceeding total consolidated current assets) of US$2,099.4 million. As of the same day, the Group had cash and cash equivalents of US$244.1 million, most of which are held by the Company’s subsidiaries in China with 89.2% of the Group’s short term bank borrowings, current installments of its long-term debt and Short-term PRC Notes totaling US$1,869.6 million residing with these subsidiaries. Taking into account of the Group’s unaudited financial results for the fourth quarter of 2011, the “Consolidated Fixed Charge Coverage Ratio”, as defined in the indenture governing the RMB-denominated US$-settled senior notes, has been negatively impacted as a result of a significant reduction of the aggregate amount of the “Consolidated EBITDA”, as defined in the indenture governing the RMB-denominated US$-settled senior notes, for the four most recent full fiscal quarters, while the “Consolidated Fixed Charges”, as defined in the indenture governing the RMB-denominated US$-settled senior notes, for such four-quarter period, have increased. As a result, the Group will not be able to incur any additional indebtedness until the “Consolidated Fixed Charge Coverage Ratio” significantly improves on the basis of the four most recent full fiscal quarters unless such indebtedness falls into one of the permitted exceptions or exemptions, such as re-financing existing indebtedness. These factors raise substantial doubt as to the Group’s ability to continue as a going concern. However, management believes it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Group’s obligations as they become due for a reasonable period of time.

•	Delaying in capital expenditure and improvement in working capital management

The Group has been negotiating with a number of vendors, including suppliers of equipment and construction materials, for them to provide the Group with lower prices or more favorable payment terms in order to achieve cost savings. The Group has decided to postpone a substantial portion of its planned capital expenditures for the next twelve months. In addition, the Group has implemented measures to more closely monitor the inventory levels and the collection of receivable balances with an aim to improving liquidity.

•	Bank Financing

To improve liquidity, the Group has successfully negotiated with certain banks and will continue to negotiate with other banks to obtain revolving bank facilities to ensure the Group’s bank borrowings can be renewed on an on-going basis. From January 1, 2012 to April 30, 2012, the Group has obtained additional secured and unsecured short-term bank borrowings of US$924.3 million with interest rates ranging from 2.484% to 9.500% and secured and unsecured long-term bank borrowings of US$45.3 million with interest rates ranging from 5.900% to 7.050% (subject to repricing). The Group also repaid short-term borrowings and current installments of long-term borrowings totaling US$937.0 million during the period from January 1, 2012 to April 30, 2012. The Group’s management believes that the Group will be able to obtain additional facilities from the banks so that, together with the Group’s existing bank revolving facilities, the Group will be able to refinance any bank loans due for repayment within the next 12 months to the extent necessary.

•	Refund of prepaid land use rights and disposal of properties

In view of the postponement in expansion, the Group has signed letters of intent with local governmental authorities for the return of its prepayments for land use rights. In addition, the Group had entered into several letters of intent to sell some of its real properties, mainly staff quarters and the corresponding land use right, to local government authorities.

•	Additional equity offering by the Company

The Company intends to raise funds through equity offerings, including private placements and at-the-market offerings, when market conditions permit and such issuances are in the overall interests of the Group’s business.

While the Group’s management believes that the measures as described in the above liquidity plan will be adequate to satisfy its liquidity requirements for the next 12 months, there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan may have a material adverse effect on its business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern. Significant difficulties in the Group’s operations or a deterioration of the Group’s financial condition could also result in the exercise of broadly drafted provisions in some of the Group’s loan agreements that give the Group’s lenders the right to accelerate the payment of the loans under such circumstances. Such acceleration could potentially trigger cross-default provisions in other financing agreements, including the indentures relating to the Convertible Senior Notes and RMB-denominated US$-settled senior notes if the Group is unable to repay these loans upon acceleration.